Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Funds Group (Invesco Funds Group)
Entity Central Index Key	0000019034
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Invesco EQV European Small Company Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Small Company Fund
Class Name	Class A
Trading Symbol	ESMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class A)	$ 81	1.44% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.44%	[1],[2]
Net Assets	$ 197,453,461
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 197,453,461
Total number of portfolio holdings	67
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	5.75%
ME Group International PLC	3.05%
Diploma PLC	2.89%
Kardex Holding AG	2.84%
Neurones	2.81%
Kaufman & Broad S.A.	2.79%
SBM Offshore N.V.	2.66%
flatexDEGIRO AG	2.40%
Moltiply Group S.p.A.	2.33%
CTS Eventim AG & Co. KGaA	2.33%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	5.75%
ME Group International PLC	3.05%
Diploma PLC	2.89%
Kardex Holding AG	2.84%
Neurones	2.81%
Kaufman & Broad S.A.	2.79%
SBM Offshore N.V.	2.66%
flatexDEGIRO AG	2.40%
Moltiply Group S.p.A.	2.33%
CTS Eventim AG & Co. KGaA	2.33%
* Excluding money market fund holdings, if any.

Invesco EQV European Small Company Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Small Company Fund
Class Name	Class C
Trading Symbol	ESMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class C)	$ 124	2.19% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.19%	[1],[2]
Net Assets	$ 197,453,461
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 197,453,461
Total number of portfolio holdings	67
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	5.75%
ME Group International PLC	3.05%
Diploma PLC	2.89%
Kardex Holding AG	2.84%
Neurones	2.81%
Kaufman & Broad S.A.	2.79%
SBM Offshore N.V.	2.66%
flatexDEGIRO AG	2.40%
Moltiply Group S.p.A.	2.33%
CTS Eventim AG & Co. KGaA	2.33%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	5.75%
ME Group International PLC	3.05%
Diploma PLC	2.89%
Kardex Holding AG	2.84%
Neurones	2.81%
Kaufman & Broad S.A.	2.79%
SBM Offshore N.V.	2.66%
flatexDEGIRO AG	2.40%
Moltiply Group S.p.A.	2.33%
CTS Eventim AG & Co. KGaA	2.33%
* Excluding money market fund holdings, if any.

Invesco EQV European Small Company Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Small Company Fund
Class Name	Class Y
Trading Symbol	ESMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class Y)	$ 67	1.19% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.19%	[1],[2]
Net Assets	$ 197,453,461
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 197,453,461
Total number of portfolio holdings	67
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	5.75%
ME Group International PLC	3.05%
Diploma PLC	2.89%
Kardex Holding AG	2.84%
Neurones	2.81%
Kaufman & Broad S.A.	2.79%
SBM Offshore N.V.	2.66%
flatexDEGIRO AG	2.40%
Moltiply Group S.p.A.	2.33%
CTS Eventim AG & Co. KGaA	2.33%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	5.75%
ME Group International PLC	3.05%
Diploma PLC	2.89%
Kardex Holding AG	2.84%
Neurones	2.81%
Kaufman & Broad S.A.	2.79%
SBM Offshore N.V.	2.66%
flatexDEGIRO AG	2.40%
Moltiply Group S.p.A.	2.33%
CTS Eventim AG & Co. KGaA	2.33%
* Excluding money market fund holdings, if any.

Invesco EQV European Small Company Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Small Company Fund
Class Name	Class R6
Trading Symbol	ESMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class R6)	$ 62	1.09% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.09%	[1],[2]
Net Assets	$ 197,453,461
Holdings Count | Holding	67
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 197,453,461
Total number of portfolio holdings	67
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	5.75%
ME Group International PLC	3.05%
Diploma PLC	2.89%
Kardex Holding AG	2.84%
Neurones	2.81%
Kaufman & Broad S.A.	2.79%
SBM Offshore N.V.	2.66%
flatexDEGIRO AG	2.40%
Moltiply Group S.p.A.	2.33%
CTS Eventim AG & Co. KGaA	2.33%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	5.75%
ME Group International PLC	3.05%
Diploma PLC	2.89%
Kardex Holding AG	2.84%
Neurones	2.81%
Kaufman & Broad S.A.	2.79%
SBM Offshore N.V.	2.66%
flatexDEGIRO AG	2.40%
Moltiply Group S.p.A.	2.33%
CTS Eventim AG & Co. KGaA	2.33%
* Excluding money market fund holdings, if any.

Invesco EQV International Small Company Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class A
Trading Symbol	IEGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class A)	$ 83	1.48% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.48%	[1],[2]
Net Assets	$ 637,064,395
Holdings Count | Holding	82
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 637,064,395
Total number of portfolio holdings	82
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.

Invesco EQV International Small Company Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class C
Trading Symbol	IEGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class C)	$ 124	2.23% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.23%	[1],[2]
Net Assets	$ 637,064,395
Holdings Count | Holding	82
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 637,064,395
Total number of portfolio holdings	82
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.

Invesco EQV International Small Company Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class Y
Trading Symbol	IEGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class Y)	$ 69	1.23% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.23%	[1],[2]
Net Assets	$ 637,064,395
Holdings Count | Holding	82
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 637,064,395
Total number of portfolio holdings	82
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.

Invesco EQV International Small Company Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class R5
Trading Symbol	IEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class R5)	$ 61	1.09% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.09%	[1],[2]
Net Assets	$ 637,064,395
Holdings Count | Holding	82
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 637,064,395
Total number of portfolio holdings	82
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten hold
in
gs*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten hold
in
gs*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.

Invesco EQV International Small Company Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class R6
Trading Symbol	IEGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class R6)	$ 57	1.02% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.02%	[1],[2]
Net Assets	$ 637,064,395
Holdings Count | Holding	82
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 637,064,395
Total number of portfolio holdings	82
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten ho
ldi
ngs*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten ho
ldi
ngs*

(% of net assets)
Exail Technologies S.A.	4.46%
ME Group International PLC	2.69%
flatexDEGIRO AG	2.48%
E-L Financial Corp. Ltd.	2.41%
CTS Eventim AG & Co. KGaA	2.14%
SBM Offshore N.V.	2.11%
Bankinter S.A.	1.99%
Scout24 SE	1.97%
Planisware	1.88%
Amplifon S.p.A.	1.69%
* Excluding money market fund holdings, if any.

Invesco Global Core Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class A
Trading Symbol	AWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class A)	$ 65	1.25%
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%	[1]
Net Assets	$ 618,618,995
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 618,618,995
Total number of portfolio holdings	66
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.

Invesco Global Core Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class C
Trading Symbol	AWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class C)	$ 103	2.00%
*	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.00%	[1]
Net Assets	$ 618,618,995
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 618,618,995
Total number of portfolio holdings	66
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.

Invesco Global Core Equity Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R
Trading Symbol	AWSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund ( Class R)	$ 77	1.50%
*	Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%	[1]
Net Assets	$ 618,618,995
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 618,618,995
Total number of portfolio holdings	66
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.

Invesco Global Core Equity Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class Y
Trading Symbol	AWSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class Y)	$ 52	1.00%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 618,618,995
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 618,618,995
Total number of portfolio holdings	66
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.

Invesco Global Core Equity Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R5
Trading Symbol	AWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000
investment
)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R5)	$ 49	0.95%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 618,618,995
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 618,618,995
Total number of portfolio holdings	66
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.

Invesco Global Core Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R6
Trading Symbol	AWSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R6)	$ 46	0.88%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 618,618,995
Holdings Count | Holding	66
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 618,618,995
Total number of portfolio holdings	66
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	6.92%
Amazon.com, Inc.	3.84%
3i Group PLC	3.50%
NVIDIA Corp.	3.50%
Meta Platforms, Inc., Class A	3.47%
Constellation Software, Inc.	3.02%
Apple, Inc.	2.66%
Canadian Pacific Kansas City Ltd.	2.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.40%
Mastercard, Inc., Class A	2.13%
* Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class A
Trading Symbol	SMEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class A)	$ 62	1.23%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[1]
Net Assets	$ 1,008,716,748
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,716,748
Total number of portfolio holdings	89
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class C
Trading Symbol	SMECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class C)	$ 100	1.98%
*	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.98%	[1]
Net Assets	$ 1,008,716,748
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,716,748
Total number of portfolio holdings	89
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R
Trading Symbol	SMERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R)	$ 75	1.48%
*	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%	[1]
Net Assets	$ 1,008,716,748
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,716,748
Total number of portfolio holdings	89
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	SMEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class Y)	$ 49	0.98%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 1,008,716,748
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,716,748
Total number of portfolio holdings	89
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R5
Trading Symbol	SMEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R5)	$ 44	0.88%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 1,008,716,748
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,716,748
Total number of portfolio holdings	89
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	SMEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R6)	$ 41	0.81%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 1,008,716,748
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,716,748
Total number of portfolio holdings	89
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Piper Sandler Cos.	1.89%
ITT, Inc.	1.87%
Encompass Health Corp.	1.73%
Pinnacle Financial Partners, Inc.	1.70%
AeroVironment, Inc.	1.67%
Bancorp, Inc. (The)	1.65%
REV Group, Inc.	1.64%
Applied Industrial Technologies, Inc.	1.61%
Skyward Specialty Insurance Group, Inc.	1.59%
Flex Ltd.	1.58%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.